UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2012
                                                 -------------

Check here if Amendment [ ]; Amendment Number:
                                               ------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulys, L.L.C.
Address:   750 Lexington Avenue, 30th Floor
           New York, NY 10022

Form 13F File Number: 028-14595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Raymond Debbane
Title:    Sole Member
Phone:    (212) 371-1717

Signature, Place, and Date of Signing:

/s/ Raymond Debbane            New York, NY            August 10, 2012
-------------------            -------------           ---------------
[Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $67,583 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                  Ulys, L.L.C.
                           FORM 13F INFORMATION TABLE
                           Quarter Ended June 30, 2012


                                 TITLE OF   CUSIP       VALUE     SHRS OR     SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS                  (x$1000)  PRN AMT     PRN  CALL  DISCRETION  MANAGER  SOLE      SHARED  NONE
--------------                   --------   -----       --------  -------     ---  ----  ----------  -------  ----      ------  ----

EHEALTH INC                      COM        28238P109       572      35,481   SH         SOLE                     35,481
LEXICON PHARMACEUTICALS INC      COM        528872104    67,011  29,782,609   SH         SOLE                 29,782,609